Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 30, 2016	Dec. 25, 2015
Preferred stock
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	50,000,000	50,000,000
Preferred stock, shares issued	4,821,600	3,214,400
Preferred stock, shares outstanding	4,821,600	3,214,400
Common stock
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	25,148,399	26,282,913
Common stock, shares outstanding	25,148,399	26,282,913
Series A Preferred Stock
Preferred stock
Preferred stock, shares authorized	10,000,000	10,000,000